Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	10 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012
Operating activities:
Net income (loss)	$ (1,845)	[1]	$ (1,845)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	99	[1]
Impairments	0	[1]
Loss on asset disposal	0	[1]
Gain on reversal of contingent consideration	0	[1]
Interest expense from debt issuance cost amortization	0	[1]
Amortization of equity-based compensation	0	[1]
Equity earnings in investee company	0	[1]
Distributions from investee company	0	[1]
Deferred tax benefit, net	0	[1]
Non-cash allocated expenses	0	[1]
Changes in assets and liabilities:
Trade accounts receivable	(741)	[1]
Prepaid expenses and other	(12)	[1]
Accounts payable and accrued payroll and other	255	[1]
Income taxes payable	0	[1]
Net cash provided by (used in) operating activities	(2,244)	[1]
Investing activities:
Cash acquired (see Note 4)	0	[1]
Acquisitions of businesses	(65,555)	[1]
Purchases of property and equipment	(58)	[1]
Net cash provided by (used in) investing activities	(65,613)	[1]
Financing activities:
Proceeds from initial public offering	0	[1]
Distribution of initial public offering proceeds (see Note 3)	0	[1]
Payment of offering costs	0	[1]
Proceeds from long-term debt	0	[1]
Repayment of long-term debt	0	[1]
Payment of debt issuance costs	0	[1]
Payments on behalf of affiliates	(505)	[1]
Purchase of non-controlling interests	0	[1]
Tax benefit of stock options exercised	0	[1]
Net contributions from (distributions to) members prior to IPO	68,846	[1]
Contributions from general partner	0	[1]
Distributions to limited partners	0	[1]
Distributions to non-controlling members of the TIR Entities	0	[1]
Net cash provided by (used in) financing activities	68,341	[1]
Effect of exchange rates on cash	0	[1]
Net increase (decrease) in cash and cash equivalents	484	[1]
Cash and cash equivalents, beginning of period	0	[1]
Cash and cash equivalents, end of period	484	[1]	484 [1]
Non-cash items:
Accounts payable excluded from capital expenditures	145	[1]
Supplemental cash flow disclosures:
Cash taxes paid	0	[1]
Cash interest paid	0	[1]
Predecessor [Member]
Operating activities:
Net income (loss)			6,595
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion			1,398
Impairments			0
Loss on asset disposal			0
Gain on reversal of contingent consideration			0
Interest expense from debt issuance cost amortization			0
Amortization of equity-based compensation			0
Equity earnings in investee company			0
Distributions from investee company			0
Deferred tax benefit, net			0
Non-cash allocated expenses			0
Changes in assets and liabilities:
Trade accounts receivable			(219)
Prepaid expenses and other			(353)
Accounts payable and accrued payroll and other			(175)
Income taxes payable			0
Net cash provided by (used in) operating activities			7,246
Investing activities:
Cash acquired (see Note 4)			0
Acquisitions of businesses			0
Purchases of property and equipment			(15,236)
Net cash provided by (used in) investing activities			(15,236)
Financing activities:
Proceeds from initial public offering			0
Distribution of initial public offering proceeds (see Note 3)			0
Payment of offering costs			0
Proceeds from long-term debt			0
Repayment of long-term debt			(484)
Payment of debt issuance costs			0
Payments on behalf of affiliates			0
Purchase of non-controlling interests			0
Tax benefit of stock options exercised			0
Net contributions from (distributions to) members prior to IPO			8,909
Contributions from general partner			0
Distributions to limited partners			0
Distributions to non-controlling members of the TIR Entities			0
Net cash provided by (used in) financing activities			8,425
Effect of exchange rates on cash			0
Net increase (decrease) in cash and cash equivalents			435
Cash and cash equivalents, beginning of period			147
Cash and cash equivalents, end of period	582		582
Non-cash items:
Accounts payable excluded from capital expenditures			91
Supplemental cash flow disclosures:
Cash taxes paid			0
Cash interest paid			$ 111

[1]	Recast - Note 2